Trade Accounts Payable - Additional Information (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trade And Other Payables [Line Items]
Medical fees payable	S/ 46,364	S/ 28,652	S/ 23,840
Supplier factoring facility	155,887	107,996	64,789
Payments to supplier non cash transaction	S/ 477,849	S/ 306,660	S/ 281,788
CO
Disclosure Of Trade And Other Payables [Line Items]
Trade accounts payable payment term	170 days
PE
Disclosure Of Trade And Other Payables [Line Items]
Trade accounts payable payment term	108 days
MX
Disclosure Of Trade And Other Payables [Line Items]
Trade accounts payable payment term	78 days
Bottom of range [member] | CO
Disclosure Of Trade And Other Payables [Line Items]
Term of noncurrent payments agreements with suppliers	12 months	12 months	12 months
Top of range [member] | CO
Disclosure Of Trade And Other Payables [Line Items]
Term of noncurrent payments agreements with suppliers	36 months	36 months	36 months
Healthcare services [Member]
Disclosure Of Trade And Other Payables [Line Items]
Contract liabilities	S/ 23,800	S/ 17,291	S/ 14,222